Calvert
Green Bond Fund
December 31, 2022
Schedule of Investments (Unaudited)

Asset-Backed Securities — 12.4%

Security	Principal Amount (000's omitted)	Value
GoodLeap Sustainable Home Solutions Trust:
Series 2021-4GS, Class A, 1.93%, 7/20/48(1)	$1,670	$ 1,276,587
Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	1,454	1,059,356
Series 2022-2CS, Class A, 4.00%, 4/20/49(1)	3,339	2,721,938
Loanpal Solar Loan, Ltd., Series 2020-1GS, Class C, 2.00%, 6/20/47(1)	4,345	3,379,352
Luminace Issuer, LLC, Series 2022-1, Class A, 4.88%, 7/31/62(1)	2,905	2,693,522
Mill City Solar Loan, Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)	513	421,714
Mosaic Solar Loan Trust:
Series 2018-1A, Class A, 4.01%, 6/22/43(1)	537	496,477
Series 2018-1A, Class B, 2.00%, 6/22/43(1)	1,716	1,491,583
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	781	726,232
Series 2019-2A, Class A, 2.88%, 9/20/40(1)	2,677	2,305,163
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	2,557	2,199,602
Series 2019-2A, Class C, 4.35%, 9/20/40(1)	19	18,953
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	1,166	1,013,973
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	1,340	1,180,673
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	1,644	1,398,823
Series 2021-1A, Class A, 1.51%, 12/20/46(1)	1,960	1,544,623
Series 2021-1A, Class B, 2.05%, 12/20/46(1)	941	712,194
Series 2021-1A, Class C, 2.25%, 12/20/46(1)	774	674,528
Series 2021-2A, Class A, 1.64%, 4/22/47(1)	2,122	1,753,826
Series 2022-2A, Class B, 5.13%, 1/21/53(1)	2,142	2,043,885
Mosaic Solar Loans, LLC:
Series 2017-1A, Class A, 4.45%, 6/20/42(1)	381	365,108
Series 2017-2A, Class A, 3.82%, 6/22/43(1)	44	40,720
Series 2017-2A, Class C, 2.00%, 6/22/43(1)	354	341,695
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	107	103,473
Sunnova Helios II Issuer, LLC:
Series 2019-AA, Class C, 5.32%, 6/20/46(1)	1,135	980,567
Series 2021-B, Class B, 2.01%, 7/20/48(1)	3,339	2,460,070
Sunnova Helios IV Issuer, LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	6,328	5,416,141
Sunnova Helios V Issuer, LLC:
Series 2021-A, Class A, 1.80%, 2/20/48(1)	2,585	2,108,739
Series 2021-A, Class B, 3.15%, 2/20/48(1)	4,675	3,753,881
Sunnova Sol II Issuer, LLC:
Series 2020-2A, Class A, 2.73%, 11/1/55(1)	1,898	1,494,670
Series 2020-2A, Class B, 5.47%, 11/1/55(1)	7,066	5,662,945
Sunnova Sol Issuer, LLC:
Series 2020-1A, Class A, 3.35%, 2/1/55(1)	2,754	2,295,150
Series 2020-1A, Class B, 5.54%, 2/1/55(1)	1,657	1,404,795
Security	Principal Amount (000's omitted)	Value
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	$2,316	$ 2,042,917
Sunrun Callisto Issuer, LLC, Series 2015-1A, Class B, 5.38%, 7/20/45(1)	694	648,820
Sunrun Demeter Issuer, LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	7,897	6,179,589
Sunrun Jupiter Issuer, LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)	4,124	3,784,356
Sunrun Vulcan Issuer, LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(1)	5,149	4,186,544
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	2,011	1,783,338
Tesla Auto Lease Trust:
Series 2020-A, Class A3, 0.68%, 12/20/23(1)	235	233,717
Series 2020-A, Class C, 1.68%, 2/20/24(1)	2,000	1,985,458
Series 2020-A, Class D, 2.33%, 2/20/24(1)	2,295	2,270,721
Series 2020-A, Class E, 4.64%, 8/20/24(1)	3,123	3,101,286
Series 2021-A, Class B, 1.02%, 3/20/25(1)	1,700	1,625,047
Series 2021-A, Class D, 1.34%, 3/20/25(1)	3,500	3,315,610
Vivint Solar Financing V, LLC, Series 2018-1A, Class A, 4.73%, 4/30/48(1)	1,373	1,219,367
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	4,948	3,800,555
Total Asset-Backed Securities (identified cost $107,912,294)		$91,718,283

Commercial Mortgage-Backed Securities — 6.8%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	$4,050	$ 3,575,316
Series KG03, Class A2, 1.297%, 6/25/30(2)	1,360	1,088,416
Series KG04, Class A1, 0.845%, 6/25/30	3,733	3,158,246
Federal National Mortgage Association:
Series 2017-M13, Class A2, 2.932%, 9/25/27(2)	5,092	4,765,738
Series 2018-M4, Class A2, 3.056%, 3/25/28(2)	5,609	5,225,183
Series 2018-M13, Class A2, 3.744%, 9/25/30(2)	3,075	2,930,857
Series 2019-M1, Class A2, 3.547%, 9/25/28(2)	3,573	3,432,556
Series 2019-M22, Class A2, 2.522%, 8/25/29	6,573	5,828,138
Series 2020-M1, Class A2, 2.444%, 10/25/29	7,842	6,875,964
Series 2020-M20, Class A2, 1.435%, 10/25/29	4,250	3,463,674
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	12,179	9,745,933
Total Commercial Mortgage-Backed Securities (identified cost $57,549,858)		$50,090,021

Calvert
Green Bond Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Corporate Bonds — 62.5%

Security	Principal Amount* (000’s omitted)		Value
Communications — 1.7%
Verizon Communications, Inc.:
1.50%, 9/18/30		11,734	$ 9,149,344
2.85%, 9/3/41(3)		2,600	1,799,232
3.875%, 3/1/52(3)		2,300	1,755,549
			$ 12,704,125
Consumer, Cyclical — 3.2%
Aptiv PLC, 3.10%, 12/1/51		3,255	$ 1,936,235
Ford Motor Co., 3.25%, 2/12/32		7,121	5,353,010
General Motors Co.:
5.40%, 10/15/29		2,300	2,199,993
5.60%, 10/15/32		13,327	12,418,689
Walmart, Inc., 1.80%, 9/22/31		2,232	1,822,405
			$23,730,332
Consumer, Non-cyclical — 1.5%
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32(3)		3,470	$2,618,412
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29		2,345	2,018,003
Kaiser Foundation Hospitals, 3.15%, 5/1/27		1,208	1,132,386
PepsiCo, Inc.:
2.875%, 10/15/49		3,415	2,456,984
3.90%, 7/18/32		2,675	2,530,483
			$10,756,268
Energy — 1.8%
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)		14,706	$12,820,299
5.00%, 1/31/28(1)		581	523,894
			$13,344,193
Financial — 25.2%
Alexandria Real Estate Equities, Inc., 2.00%, 5/18/32		6,900	$5,301,613
Bank Hapoalim BM, 3.255% to 1/21/27, 1/21/32(1)(4)(5)		7,600	6,572,024
Bank of America Corp., 2.456% to 10/22/24, 10/22/25(4)		27,325	25,836,795
Bank of Nova Scotia (The), 2.375%, 1/18/23		1,408	1,406,623
BNP Paribas S.A.:
0.375% to 10/14/26, 10/14/27(3)(4)(5)	EUR	7,500	6,952,305
1.675% to 6/30/26, 6/30/27(1)(4)		2,200	1,917,208
Boston Properties, L.P.:
2.45%, 10/1/33(3)		11,083	8,002,438
3.40%, 6/21/29		5,550	4,790,961
6.75%, 12/1/27		928	958,502
Canadian Imperial Bank of Commerce, 0.95%, 10/23/25		1,970	1,772,292
Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
Citigroup, Inc., 1.678% to 5/15/23, 5/15/24(4)		9,575	$ 9,440,762
Cooperatieve Rabobank UA, 1.106% to 2/24/26, 2/24/27(1)(3)(4)		7,021	6,140,193
Digital Dutch Finco BV, 1.50%, 3/15/30(5)	EUR	6,300	5,290,293
Digital Euro Finco, LLC, 2.50%, 1/16/26(5)	EUR	8,700	8,642,726
Equinix, Inc.:
1.00%, 9/15/25		3,000	2,685,726
2.50%, 5/15/31		8,700	7,011,690
3.90%, 4/15/32		3,700	3,297,645
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)		12,396	10,786,875
3.75%, 9/15/30(1)		6,592	4,855,771
6.00%, 4/15/25(1)(3)		76	73,720
ING Groep NV:
1.40% to 7/1/25, 7/1/26(1)(4)		6,632	5,968,245
4.625%, 1/6/26(1)		3,025	2,957,474
JPMorgan Chase & Co., 0.653% to 9/16/23, 9/16/24(4)		6,862	6,619,239
Kimco Realty Corp., 2.70%, 10/1/30		3,000	2,452,091
Metropolitan Life Global Funding I, 0.95%, 7/2/25(1)(3)		5,720	5,187,607
Mitsubishi UFJ Financial Group, Inc., 2.527%, 9/13/23(6)		1,100	1,079,405
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24		7,377	7,053,751
Prologis Euro Finance, LLC, 0.375%, 2/6/28	EUR	6,700	5,964,568
Prologis, L.P., 1.25%, 10/15/30		3,727	2,833,814
Prudential Financial, Inc., 1.50%, 3/10/26		3,431	3,093,125
Regency Centers, L.P., 3.75%, 6/15/24		2,500	2,426,161
Royal Bank of Canada, 0.25%, 5/2/24(5)	EUR	8,600	8,867,771
Sumitomo Mitsui Financial Group, Inc., 0.508%, 1/12/24		3,000	2,857,131
Vornado Realty L.P., 2.15%, 6/1/26		4,900	4,146,521
Welltower, Inc., 2.70%, 2/15/27		3,980	3,589,877
			$186,832,942
Government - Multinational — 6.3%
Asian Development Bank:
2.125%, 3/19/25		750	$713,405
2.375%, 8/10/27		750	694,451
3.125%, 9/26/28		800	754,272
European Bank for Reconstruction & Development:
1.50%, 2/13/25		3,045	2,863,176
1.625%, 9/27/24		2,635	2,503,201
European Investment Bank:
1.00%, 11/14/42(5)	EUR	3,250	2,372,366
1.625%, 5/13/31		3,960	3,312,679
2.375%, 5/24/27		8,671	8,060,894
2.50%, 10/15/24(3)		6,200	5,986,118
2.875%, 6/13/25(1)		8,202	7,920,656

Calvert
Green Bond Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Government - Multinational (continued)
European Investment Bank: (continued)
3.30%, 2/3/28	AUD	1,300	$ 839,854
International Bank for Reconstruction & Development:
0.625%, 11/22/27	EUR	3,550	3,388,211
2.125%, 3/3/25		2,000	1,908,390
3.125%, 11/20/25		4,150	4,010,867
International Finance Corp., 2.125%, 4/7/26		1,547	1,446,051
			$ 46,774,591
Government - Regional — 0.6%
Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)		4,785	$4,489,204
			$4,489,204
Industrial — 3.0%
Jabil, Inc., 4.25%, 5/15/27		5,000	$4,735,682
Johnson Controls International plc/Tyco Fire & Security Finance SCA, 1.75%, 9/15/30		6,950	5,567,730
Owens Corning, 3.95%, 8/15/29		7,882	7,180,622
Xylem, Inc.:
1.95%, 1/30/28		3,400	2,929,645
2.25%, 1/30/31		1,821	1,481,615
			$21,895,294
Technology — 5.4%
Apple, Inc.:
0.50%, 11/15/31	EUR	22,438	$19,152,836
2.85%, 2/23/23		4,000	3,989,221
Micron Technology, Inc., 2.703%, 4/15/32		5,820	4,366,007
NXP BV/NXP Funding, LLC/NXP USA, Inc.:
2.50%, 5/11/31		5,000	3,994,907
3.40%, 5/1/30		2,861	2,478,825
SK Hynix, Inc., 2.375%, 1/19/31(1)		8,000	5,873,194
			$39,854,990
Utilities — 13.8%
AES Corp. (The), 2.45%, 1/15/31		16,002	$12,767,374
Avangrid, Inc.:
3.15%, 12/1/24		3,029	2,897,228
3.80%, 6/1/29		7,100	6,466,697
Brookfield Renewable Partners ULC, 3.33%, 8/13/50	CAD	4,000	2,057,134
Clearway Energy Operating, LLC:
3.75%, 1/15/32(1)		5,463	4,399,658
4.75%, 3/15/28(1)		1,227	1,134,356
Consolidated Edison Co. of New York, Inc., 3.60%, 6/15/61		3,000	2,153,704
Security	Principal Amount* (000’s omitted)		Value
Utilities (continued)
Enel Finance International N.V.:
1.125%, 9/16/26(5)	EUR	6,100	$ 6,014,852
1.375%, 7/12/26(1)		3,197	2,758,906
4.625%, 6/15/27(1)		6,500	6,159,383
5.00%, 6/15/32(1)		2,692	2,431,885
Liberty Utilities Finance GP 1, 2.05%, 9/15/30(1)(3)		11,594	8,735,088
MidAmerican Energy Co.:
3.15%, 4/15/50		1,600	1,140,081
3.65%, 8/1/48		4,490	3,545,508
4.25%, 7/15/49		3,190	2,722,667
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28		8,515	7,285,068
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(1)		257	240,265
4.50%, 9/15/27(1)		5,904	5,425,704
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)		4,182	3,315,124
Northern States Power Co., 2.60%, 6/1/51		6,100	3,894,682
NSTAR Electric Co., 3.25%, 5/15/29		4,000	3,649,594
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		5,125	4,604,323
Public Service Co. of Colorado:
3.20%, 3/1/50		5,000	3,573,013
4.10%, 6/15/48		1,000	833,686
Terraform Global Operating, LLC, 6.125%, 3/1/26(1)		1,595	1,500,887
Tucson Electric Power Co., 1.50%, 8/1/30		3,300	2,532,627
			$102,239,494
Total Corporate Bonds (identified cost $546,986,467)			$462,621,433

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(7)(8)	$1,700	$ 1,607,758
Total High Social Impact Investments (identified cost $1,700,000)		$ 1,607,758

Preferred Stocks — 1.2%

Security	Shares	Value
Electric Utilities — 0.7%
Brookfield BRP Holdings Canada, Inc., 4.625%	353,000	$ 4,896,110
		$ 4,896,110

Calvert
Green Bond Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Real Estate Management & Development — 0.5%
Brookfield Property Partners, L.P.:
Series A, 5.75%	92,000	$ 1,244,760
Series A2, 6.375%	169,100	2,572,011
		$ 3,816,771
Total Preferred Stocks (identified cost $15,400,394)		$ 8,712,881

Senior Floating-Rate Loans — 0.8%(9)

Borrower/Description	Principal Amount (000's omitted)	Value
Machinery — 0.8%
EWT Holdings III Corp., Term Loan, 6.688%, (1 mo. USD LIBOR + 2.25%), 4/1/28	$5,733	$ 5,673,253
Total Senior Floating-Rate Loans (identified cost $5,722,555)		$ 5,673,253

Sovereign Government Bonds — 10.0%

Security	Principal Amount* (000’s omitted)		Value
Buoni del Tesoro Poliennali, 1.50%, 4/30/45(1)(5)	EUR	9,600	$ 5,824,926
Chile Government International Bond, 2.55%, 1/27/32		1,500	1,231,015
French Republic Government Bond OAT, 0.50%, 6/25/44(1)(5)	EUR	34,790	21,742,451
Kommunalbanken AS, 2.125%, 2/11/25(1)		3,000	2,856,684
Kreditanstalt fuer Wiederaufbau:
0.75%, 9/30/30		3,034	2,376,638
1.00%, 10/1/26		5,023	4,466,844
1.375%, 6/7/32(3)(5)	EUR	8,700	8,034,062
1.75%, 9/14/29		2,200	1,901,686
Kuntarahoitus Oyj, 0.05%, 9/6/29(5)	EUR	3,750	3,292,267
Nederlandse Waterschapsbank NV:
1.00%, 5/28/30(1)		2,400	1,911,723
2.375%, 3/24/26(1)		4,866	4,569,853
Netherlands Government Bond, 0.50%, 1/15/40(1)(5)	EUR	6,000	4,442,817
Province of Ontario Canada:
1.95%, 1/27/23	CAD	3,200	2,359,563
2.65%, 2/5/25	CAD	5,000	3,583,087
South Coast British Columbia Transportation Authority, 2.65%, 10/29/50	CAD	5,490	2,835,500
Sweden Government International Bond, 0.125%, 9/9/30(1)	SEK	31,500	2,545,967
Total Sovereign Government Bonds (identified cost $95,713,135)			$73,975,083

Taxable Municipal Obligations — 2.7%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.9%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$8,240	$ 6,280,363
		$ 6,280,363
Water and Sewer — 1.8%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$1,665	$ 1,446,119
Massachusetts Water Pollution Abatement Trust, 5.192%, 8/1/40(10)	135	135,494
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	620	503,465
Green Bonds, 2.184%, 9/1/31	500	397,660
Green Bonds, 2.264%, 9/1/32	445	346,904
Green Bonds, 2.344%, 9/1/33	1,445	1,106,856
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.882%, 6/15/44(10)	605	663,794
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	10,705	8,767,395
		$13,367,687
Total Taxable Municipal Obligations (identified cost $24,881,643)		$19,648,050

U.S. Government Agencies and Instrumentalities — 1.1%

Security	Principal Amount (000's omitted)	Value
U.S. International Development Finance Corp.:
1.79%, 10/15/29	$3,563	$ 3,200,955
2.36%, 10/15/29	2,308	2,117,180
3.16%, 6/1/33	156	144,247
3.22%, 9/15/29	571	540,414
3.52%, 9/20/32	2,646	2,514,189
Total U.S. Government Agencies and Instrumentalities (identified cost $9,243,887)		$ 8,516,985

Calvert
Green Bond Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

U.S. Government Agency Mortgage-Backed Securities — 0.2%

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association, Pool #AN1909, 2.68%, 7/1/26	$1,949	$ 1,833,483
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $1,969,491)		$ 1,833,483

Short-Term Investments — 2.3%
Affiliated Fund — 0.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.11%(11)	3,632,922	$ 3,632,922
Total Affiliated Fund (identified cost $3,632,922)		$ 3,632,922
Securities Lending Collateral — 1.8%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(12)	13,560,367	$ 13,560,367
Total Securities Lending Collateral (identified cost $13,560,367)		$ 13,560,367
Total Short-Term Investments (identified cost $17,193,289)		$ 17,193,289
Total Investments — 100.2% (identified cost $884,273,013)		$741,590,519
Other Assets, Less Liabilities — (0.2)%		$ (1,454,057)
Net Assets — 100.0%		$740,136,462

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2022, the aggregate value of these securities is $262,150,580 or 35.4% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2022.
(3)	All or a portion of this security was on loan at December 31, 2022. The aggregate market value of securities on loan at December 31, 2022 was $14,663,494 and the total market value of the collateral received by the Fund was $15,045,683, comprised of cash of $13,560,367 and U.S. government and/or agencies securities of $1,485,316.
(4)	Security converts to variable rate after the indicated fixed-rate coupon period.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2022, the aggregate value of these securities is $88,048,860 or 11.8% of the Fund's net assets.
(6)	Represents an investment in an issuer that may be deemed to be an affiliate.
(7)	May be deemed to be an affiliated company.
(8)	Restricted security. Total market value of restricted securities amounts to $1,607,758, which represents 0.2% of the net assets of the Fund as of December 31, 2022.
(9)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(10)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(11)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2022.
(12)	Represents investment of cash collateral received in connection with securities lending.

Country Allocation (% of Total Investments)
United States	70.8%
Netherlands	4.2
France	4.1
Luxembourg	3.8
Canada	3.7
Italy	3.1
Other (less than 3.0% each)	10.3
Total	100.0%

Calvert
Green Bond Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	830,889	AUD	1,247,865	State Street Bank and Trust Company	2/28/23	$ —	$(20,588)
USD	11,492,317	CAD	15,364,000	State Street Bank and Trust Company	2/28/23	140,593	—
USD	51,810,075	EUR	50,000,000	State Street Bank and Trust Company	2/28/23	—	(1,911,508)
USD	61,890,229	EUR	59,752,234	State Street Bank and Trust Company	2/28/23	—	(2,309,463)
USD	2,693,275	SEK	28,575,514	State Street Bank and Trust Company	2/28/23	—	(53,689)
						$140,593	$(4,295,248)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	333	Long	3/31/23	$68,291,016	$89,405
U.S. 5-Year Treasury Note	131	Long	3/31/23	14,138,789	1,822
U.S. 10-Year Treasury Note	176	Long	3/22/23	19,764,250	(46,768)
U.S. Long Treasury Bond	(36)	Short	3/22/23	(4,512,375)	(1,192)
U.S. Ultra 10-Year Treasury Note	(453)	Short	3/22/23	(53,581,406)	75,657
U.S. Ultra-Long Treasury Bond	(46)	Short	3/22/23	(6,178,375)	(36,385)
					$82,539
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$1,700,000

Abbreviations:
LIBOR	– London Interbank Offered Rate

Currency Abbreviations:
AUD	– Australian Dollar
CAD	– Canadian Dollar
EUR	– Euro
SEK	– Swedish Krona
USD	– United States Dollar
At December 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended December 31, 2022, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Interest Rate Risk: During the fiscal year to date ended December 31, 2022, the Fund used futures contracts to hedge interest rate risk and to manage duration.

Calvert
Green Bond Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At December 31, 2022, the value of the Fund's investment in Calvert Impact Capital, Inc. and in issuers and funds that may be deemed to be affiliated, was $6,320,085, which represents 0.9% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Corporate Bonds
Mitsubishi UFJ Financial Group, Inc., 2.527%, 9/13/23	$ 1,073,319	$ —	$ —	$ —	$ 4,939	$1,079,405	$ 8,096	$1,100,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	1,578,892	—	—	—	28,866	1,607,758	6,375	1,700,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	15,154,018	51,440,943	(62,962,039)	—	—	3,632,922	122,087	3,632,922
Total				$ —	$33,805	$6,320,085	$136,558

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$91,718,283	$ —	$91,718,283
Commercial Mortgage-Backed Securities	—	50,090,021	—	50,090,021
Corporate Bonds	—	462,621,433	—	462,621,433
High Social Impact Investments	—	1,607,758	—	1,607,758
Preferred Stocks	8,712,881	—	—	8,712,881
Senior Floating-Rate Loans	—	5,673,253	—	5,673,253
Sovereign Government Bonds	—	73,975,083	—	73,975,083
Taxable Municipal Obligations	—	19,648,050	—	19,648,050
U.S. Government Agencies and Instrumentalities	—	8,516,985	—	8,516,985
U.S. Government Agency Mortgage-Backed Securities	—	1,833,483	—	1,833,483
Short-Term Investments:
Affiliated Fund	3,632,922	—	—	3,632,922
Securities Lending Collateral	13,560,367	—	—	13,560,367
Total Investments	$25,906,170	$715,684,349	$ —	$741,590,519
Forward Foreign Currency Exchange Contracts	$ —	$140,593	$ —	$140,593

Calvert
Green Bond Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Futures Contracts	$166,884	$ —	$ —	$166,884
Total	$26,073,054	$715,824,942	$ —	$741,897,996
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(4,295,248)	$ —	$(4,295,248)
Futures Contracts	(84,345)	—	—	(84,345)
Total	$(84,345)	$(4,295,248)	$ —	$(4,379,593)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.